Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of ordinary share capital
	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	18,756,570	47,800,000	18,494,739

Schedule of status of options to employees
	Year Ended December 31, 2021
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	2,193,392	$5.72	$9,263	6.58
Granted	670,324	8.28
Exercised	(43,866)	6.42	227
Forfeited and expired	(92,939)	8.65

Outstanding at end of year	2,726,911	$6.25	$2,323	6.44

Exercisable options	1,642,217	$5.27	$2,323	4.68

Vested and expected to vest	2,726,911	$6.25	$2,323	6.44

Schedule of share options at the grant date
	2021	2020	2019

Dividend yield (%)	0	0	0
Expected volatility (%)	72.97-78.69	74.35-84.77	69.8-76.14
Risk-free interest rate (%)	0.62-1.32	0.23-1.38	2.26-3.13
Expected term (in years)	5-6	5-6	6-7

Schedule of equity-based awards recognized
	Year Ended December 31,
	2021	2020	2019

Research and development	$2,203	$1,806	$180
Marketing and business development	317	140	90
General and administrative	2,230	2,631	706

Total share-based compensation expense	$4,750	$4,577	$976

Schedule of outstanding options granted
Grant date	Options outstanding as of December 31, 2021	Average Exercise price per share ($)	Options exercisable as of December 31, 2021	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	5.06	5,719	September 2024
April 2016	5,975	3.10	5,975	April 2026
December 2016	7,170	3.93	7,170	December 2026
June 2017	197,722	4.10	177,346	June 2027
November 2017	17,925	7.70	17,925	November 2027
August 2019	71,700	8.18	70,199	August 2029
June 2020	64,530	6.62	32,112	June 2030
April 2021	62,741	9.57	31,367	April 2031
August 2021	15,000	8.13	-	August 2031
December 2021	10,000	$6.80	-	December 2031

	464,201		353,532

Grant date	Warrants outstanding as of December 31, 2021	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2021	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024

	218,521		218,521